NYSE

15008275

Silvio Conte (Joe)
Director
Corporate Actions Group, Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
F +1 212 656 5893
silvio.conte@nyse.com

September 30, 2015

Received SEC

SEP 30 2015

Washington, DC 20549

CERT NYS
File No. 001-33434

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The NYSE Arca certifies its approval for listing and registration shares of Credit Suisse X-Links Multi-Asset High Income Exchange Traded Notes (ETNs) due September 28, 2035 a series of Credit Suisse AG under the Exchange Act of 1934.

Sincerely,